Touchstone Large Cap Focused Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	14.28%	12.87%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		14.27%	12.81%	12.29%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.09%	12.01%	10.50%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	10.08%	9.48%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		18.31%	13.07%	12.15%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.59%	14.29%	13.17%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		20.64%	14.32%	13.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	20.67%	14.22%	12.99%

[1]	Class Y shares of the Fund assumed the performance history of Class I shares of the Predecessor Fund.
[2]	An investor transacting in Class R6 shares may be required to pay a commission to a broker for effecting such transactions on an agency basis. Such commissions will not be reflected in the table.
[3]	The inception date of Class R6 shares was October 28, 2021. Class R6 shares’ performance was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class R6 shares.